CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 310,105	$ 357,495	$ 97,809
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	58,137	58,509	54,694
Stock-based compensation	69,714	101,131	111,713
Amortization of operating lease assets	13,539	13,792	11,461
Non-cash compensation cost to non-controlling interest shareholders	4,644	11,541	(20,638)
Provision of allowance for credit losses	12,343	19,092	4,440
Deferred income taxes	17,727	24,038	(24,821)
Foreign currency exchange loss	8,294	9,142	66,975
(Income) loss from equity method investments	12,170	(13,392)	24,069
Dividend received from equity method investments	1,708	771	5,772
(Gain) loss on sale of investments	(261)	766	(1,591)
Fair value changes through earnings on investments, net	(18,564)	(43,002)	243,619
Investment-related impairment and provision	93,382	23,642	71,081
Impairment of intangible assets			10,176
Gain on disposal of property and equipment	(461)	(444)	(240)
Amortization of issuance cost of convertible senior notes, unsecured senior notes and long-term loans	8,484	8,287	6,273
Changes in assets and liabilities:
Prepaid expenses and other current assets	(10,944)	6,157	(20,686)
Other non-current assets	(23,225)	(13,156)	(27,980)
Accounts payable	397	19,665	(35,481)
Accrued and other liabilities	6,830	(197)	(38,058)
Deferred revenues	(613)	(1,905)	(3,925)
Operating lease liabilities	(9,379)	(9,612)	(10,128)
Income taxes payable	(27,130)	40,656	(79,623)
Net cash provided by operating activities	639,898	672,820	564,104
Cash flows from investing activities:
Purchases of bank time deposits and wealth management products	(1,608,754)	(755,315)	(629,889)
Maturities of bank time deposits and wealth management products	1,410,317	585,466	859,075
Investment in and prepayment on long-term investments	(79,804)	(602,740)	(193,784)
Proceeds from disposal of/refund of prepayment on long-term investments	93,158	347,766	141,806
Proceeds from disposal of property and equipment	588	463	269
Purchases of property and equipment	(61,469)	(36,772)	(43,136)
Prepayment for purchase of SINA Plaza			(153,572)
Cash received from (paid for) acquisitions, net of cash acquired	(5,250)	(243,385)	939
Prepayment to agent for share repurchase			(2,318)
Return of prepayment to agent for share repurchase		2,318
Net cash used in investing activities	(246,900)	(736,846)	(33,014)
Cash flows from financing activities:
Proceeds from employee options exercised	444	1	0
Payments for share repurchases			(57,682)
Cash paid for global offering, net of issuance costs			(8,414)
Proceeds from long-term loans, net of issuance costs		4,982	880,353
Repayment of convertible senior notes			(899,992)
Repayment of long-term loans		(100,000)
Repayment of unsecured senior notes	(800,000)
Proceeds from convertible senior notes, net of issuance costs	(1,750)	321,707
Proceeds from ADS lending arrangement in connection with issuance of convertible senior notes		2
Purchase of a subsidiary's shares from non-controlling shareholders	(33,376)	(4,871)	(5,406)
Dividends paid to shareholders, net of dividends received from ADS borrower	(194,401)	(200,131)
Cash paid to non-controlling interest shareholders due to dissolution of a subsidiary	(356)
Net cash provided by (used in) financing activities	(1,029,439)	21,690	(91,141)
Effect of exchange rate changes on cash and cash equivalents	(57,562)	(63,797)	(172,884)
Net increase (decrease) in cash and cash equivalents	(694,003)	(106,133)	267,065
Cash and cash equivalents at the beginning of the year	2,584,635	2,690,768	2,423,703
Cash and cash equivalents at the end of the year	1,890,632	2,584,635	2,690,768
Supplemental disclosures of cash flow information:
Cash paid for interest expenses on convertible senior notes, unsecured senior notes and long-term loans	(111,637)	(111,231)	(64,562)
Cash paid for income taxes	(119,701)	(79,476)	(135,055)
Non-cash investing and financing activities
Property and equipment in accounts payable	4,645	4,179	17,641
Unpaid consideration for acquisition of STC			218,402
Unpaid consideration for other acquisitions		5,674	687
Third parties
Changes in assets and liabilities:
Accounts receivable due from	70,767	7,291	159,365
Related party | Alibaba
Changes in assets and liabilities:
Accounts receivable due from	16,114	12,321	10,162
Related party | SINA
Changes in assets and liabilities:
Amount due from SINA	28,526	30,741	(47,303)
Cash flows from investing activities:
Loans to SINA	(966,563)	(1,105,747)	(1,261,880)
Repayment of loans by SINA	970,877	1,071,100	1,249,476
Other related parties
Changes in assets and liabilities:
Accounts receivable due from	$ (2,406)	$ 9,491	$ (3,031)